Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Real Estate Securities Fund

Effective October 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	7/3/2006	-5.59	5.89	2.42
After tax on distributions		-7.16	4.31	0.79
After tax on distributions and sale of fund shares		-3.16	3.92	1.19
Class C before tax	7/3/2006	-0.58	6.31	2.21
INST Class before tax	7/3/2006	0.52	7.54	3.41
Class S before tax	7/3/2006	0.03	7.34	3.25
MSCI World Index (reflects no deduction for fees, expenses or taxes)		-0.87	7.59	4.60
FTSE EPRA/NAREIT Developed NR Index (reflects no deduction for fees or expenses)		-0.79	7.17	3.55
FTSE EPRA/NAREIT Developed TR Index (reflects no deduction for fees, expenses or taxes)		0.05	7.96	4.28

On October 1, 2016, the FTSE EPRA/NAREIT Developed Index, the fund's secondary market index, will be calculated with a net return ("NR") calculation. Currently, the secondary benchmark calculates with a total return ("TR") calculation and does not consider withholding tax. The new benchmark calculation approximates the minimum possible dividend reinvestment by applying withholding tax where applicable. The Advisor believes that this calculation change better aligns the secondary benchmark with the fund's primary benchmark.

Deutsche Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Real Estate Securities Fund

Effective October 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	7/3/2006	-5.59	5.89	2.42
After tax on distributions		-7.16	4.31	0.79
After tax on distributions and sale of fund shares		-3.16	3.92	1.19
Class C before tax	7/3/2006	-0.58	6.31	2.21
INST Class before tax	7/3/2006	0.52	7.54	3.41
Class S before tax	7/3/2006	0.03	7.34	3.25
MSCI World Index (reflects no deduction for fees, expenses or taxes)		-0.87	7.59	4.60
FTSE EPRA/NAREIT Developed NR Index (reflects no deduction for fees or expenses)		-0.79	7.17	3.55
FTSE EPRA/NAREIT Developed TR Index (reflects no deduction for fees, expenses or taxes)		0.05	7.96	4.28

On October 1, 2016, the FTSE EPRA/NAREIT Developed Index, the fund's secondary market index, will be calculated with a net return ("NR") calculation. Currently, the secondary benchmark calculates with a total return ("TR") calculation and does not consider withholding tax. The new benchmark calculation approximates the minimum possible dividend reinvestment by applying withholding tax where applicable. The Advisor believes that this calculation change better aligns the secondary benchmark with the fund's primary benchmark.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On October 1, 2016, the FTSE EPRA/NAREIT Developed Index, the fund's secondary market index, will be calculated with a net return ("NR") calculation. Currently, the secondary benchmark calculates with a total return ("TR") calculation and does not consider withholding tax. The new benchmark calculation approximates the minimum possible dividend reinvestment by applying withholding tax where applicable. The Advisor believes that this calculation change better aligns the secondary benchmark with the fund's primary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

On October 1, 2016, the FTSE EPRA/NAREIT Developed Index, the fund's secondary market index, will be calculated with a net return ("NR") calculation. Currently, the secondary benchmark calculates with a total return ("TR") calculation and does not consider withholding tax. The new benchmark calculation approximates the minimum possible dividend reinvestment by applying withholding tax where applicable. The Advisor believes that this calculation change better aligns the secondary benchmark with the fund's primary benchmark.

Deutsche Global Real Estate Securities Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.59%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2006
Deutsche Global Real Estate Securities Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
5 Years	rr_AverageAnnualReturnYear05	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2006
Deutsche Global Real Estate Securities Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
5 Years	rr_AverageAnnualReturnYear05	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2006
Deutsche Global Real Estate Securities Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2006
Deutsche Global Real Estate Securities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.79%
Deutsche Global Real Estate Securities Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.16%)
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Deutsche Global Real Estate Securities Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Deutsche Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed NR Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
5 Years	rr_AverageAnnualReturnYear05	7.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Deutsche Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%